Schedule of Other Information Related to Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Lessee Disclosure [Abstract]
Operating lease cost	$ 2,103	$ 2,095
Short-term and variable lease cost	128	138
Total rent expense	2,231	2,233	$ 2,049
Cash paid for amounts included in the measurement of lease liabilities	$ 2,221	$ 2,098
Weighted-average remaining lease term	4 years 9 months 18 days	5 years 4 months 24 days
Weighted-average discount rate	4.60%	4.20%